Cover	Mar. 10, 2022
Cover [Abstract]
Entity Registrant Name	TREX ACQUISITION CORP.
Entity Central Index Key	0001437750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 10, 2022
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-152551
Entity Tax Identification Number	26-1754034
Entity Address Address Line 1	7301 NW 4th Street
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Plantation
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33317
City Area Code	954
Local Phone Number	742-3001